Other Receivables	12 Months Ended
Dec. 31, 2015
Accounts Receivable \ Other Receivables [Abstract]
Other receivables

NOTE 5 – OTHER RECEIVABLES

At December 31, 2015 and 2014, the Company reported other receivables of $35,264 and $153,704, respectively, including an allowance for doubtful receivables of $117,164 and $4,079.

The balances of other receivables as of December 31, 2015 and 2014 included the following:

	December 31,
	2015	2014
Deposits to supermarkets	$37,913	$130,105
Interest receivable – related party	50,433	-
Travel advances to employees	62,855	16,760
Others	1,208	10,918
	152,409	157,783
Less: allowance for doubtful accounts	(117,164)	(4,079)
	$35,264	$153,704

The Company reviews the other receivables on a periodic basis and makes general and specific allowances when there is doubt as to the collectability of individual balances. After evaluating the collectability of individual receivable balances, the Company recognized recovery gains (bad debt expenses) from the allowance for doubtful accounts in the amount of ($118,069), $225,024, and ($215,688) for the years ended December 31, 2015, 2014 and 2013.

As of December 31, 2013, the Company had a loan receivable of $589,159 to one of the Company’s suppliers, Mr. Benshuang Yao, without collateral and interest burden and due on July 31 and March 31, 2014, respectively. The outstanding loan of $589,159 to Mr. Benshuang Yao at December 31, 2013 was collected in the first quarter of 2014.